Intangible Assets - Schedule of Amortization of Intangible Assets Future Periods (Details) - Software and Platform [Member]	Jun. 30, 2026 USD ($)
Schedule of Amortization of Intangible Assets Future Periods [Line Items]
2027	$ 1,032,167
2028 and thereafter
Amortization of intangible assets	$ 1,032,167